UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period:  November 30, 2021

Item 1. Reports to Stockholders.

(a)

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Reinhart Genesis PMV Fund

Investor Class Shares – RPMAX
Advisor Class Shares – RPMFX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2021

Reinhart Mid Cap PMV Fund (Unaudited)

December 15, 2021

Fellow Shareholders,

After strong performance in late 2020 and the first half of 2021, the Reinhart Mid Cap PMV Fund - Advisor Class (the “Fund”) experienced negative returns for the six-month period ended November 30, 2021, declining -2.63%. This compares to a -0.09% return for the Russell Midcap Value Index over that same time period. Equity markets began to stall this winter as investors worried about Fed tapering and higher inflation that seems much more than transitory. Although steady economic conditions are generally good for investing, we do believe recent developments could help shift the overall market environment in a positive way for the Fund’s strategy going forward.

Specifically, we believe the Fund is well-positioned for higher inflation as most of our companies have the pricing power necessary to potentially generate strong profit margins in a rising cost environment. We also believe that Fed tapering is prudent to reduce the level of market speculation and risk-taking, which would create a healthier atmosphere for fundamental investing – in contrast with the skewed game-playing mentality and performance-chasing behavior of recent years. As always, we continue to research company fundamentals with an emphasis on defensible advantages and a valuation discipline.

Overall, the Fund’s performance over the past six months benefitted from the Consumer Discretionary and Staple sectors, as stocks like BJ’s Wholesale Club and LKQ Corp. have continued to grow earnings and even benefited from this inflationary environment. On the negative side, the Fund lost relative ground in Technology and Health Care, where investors are looking for higher growth options and more exciting options than the steady business models in our portfolio.

In terms of portfolio positioning, we did purchase four new stocks during the last six months and are pleased to see the overall portfolio trading at a healthy 20% discount to our estimates of private market value. This year our team has been able to selectively identify situations where company valuations were overlooked in a market best described as a popularity contest, and we have invested client capital accordingly. We also continue to take profits and sell stocks where the risk/reward is no longer favorable.

Although the last few years of growth-driven and increasingly speculative markets have tested our patience and resolve, we believe the PMV process should provide portfolio discipline in the future. We have invested significant resources into our research capabilities and personnel, and our team is more experienced and deeper than ever. We will continue to evolve and refine our process, always learning as we seek to make improvements through each new investment cycle. Overall, this persistence should pay off as we invest in companies that have historically shown growth potential, while also overlaying our systematic valuation approach aiming to mitigate risk and find opportunities. We believe time and fundamentals are on our side and appreciate your investment in Reinhart’s Mid Cap PMV Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell Midcap Value Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’. An investment cannot be made directly in an index.

•	PMV (Private Market Value): the estimated stock price that a corporate buyer or private equity firm would be willing to pay per share to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-774-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2021

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	23.18%	8.08%	7.14%	10.06%
Advisor Class	23.54%	8.34%	7.41%	10.32%
Institutional Class	23.66%	8.49%	7.56%	10.48%
Russell Midcap Value Index(2)	26.34%	12.96%	10.26%	13.00%

(1)
Period from Fund inception through November 30, 2021. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 29, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

The following is expense information for the Reinhart Mid Cap PMV Fund as disclosed in the Fund’s most recent prospectus dated September 28, 2021:

Investor Class Gross Expense Ratio – 1.57%	Net Expense Ratio – 1.30%
Advisor Class Gross Expense Ratio – 1.24%	Net Expense Ratio – 1.05%
Institutional Class Gross Expense Ratio – 1.18%	Net Expense Ratio – 0.90%

Reinhart Mid Cap PMV Fund

Reinhart Partners, Inc. (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.30% of the average daily net assets of the Investor Class, 1.05% of the average daily net assets of the Advisor Class and 0.90% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2028. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended November 30, 2021, was 1.30%, 1.05% and 0.90% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2021
(% of Net Assets)

BJ’s Wholesale Club Holdings	3.4%
Vistra	3.4%
AMERCO	3.3%
BOK Financial	3.2%
Baker Hughes, Class A	3.2%
FMC	3.1%
LKQ	3.0%
Citizens Financial Group	2.9%
Interpublic Group of Companies	2.8%
Cognizant Technology Solutions, Class A	2.7%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Genesis PMV Fund (Unaudited)

December 15, 2021

Fellow Shareholders,

The Reinhart Genesis PMV Fund – Advisor Class declined -1.93% for the six-month period ended November 30, 2021, while our primary Russell 2500 benchmark declined -1.01% and the Russell 2500 Value benchmark declined -2.30%. Relative performance was particularly strong within the Industrial and Real Estate sectors, while Information Technology and Consumer Discretionary were detractors.

Within the Industrial sector, our Professional Employer Organization (PEO) holdings – Insperity and TriNet – were notable positive contributors. We have owned these stocks for several years and they have been solid investments. Often confused with cyclical temporary staffing companies, PEOs have been stable businesses characterized by recurring revenue, attractive profitability, and a steady secular tailwind. Though tied to the labor market, fundamentals proved resilient throughout the pandemic. The tight labor market has resulted in incremental demand and recent results have impressed investors, driving the stock prices higher.

Five of our six holdings in the Real Estate sector were positive contributors. Diversified Hawaiian real estate owner Alexander & Baldwin was especially strong as the Hawaiian economy has reopened, vacation arrivals are increasing, and real estate values are surging.

Conversely, five of our seven Technology holdings underperformed during this six-month period. The driving factors differ in each situation, but we remain confident in the long-term earnings power growth potential for all these franchises. Now at more compelling valuations, we have been adding to these positions of late.

Within the Consumer sector, home warranty provider Frontdoor was a material detractor during the quarter. While the business remains healthy, supply chain issues are likely to cause an increase in costs over the next several months. Consistent with our long-term investment horizon, we are looking past the next quarter or two. The supply chain issues will be alleviated eventually, and the company can adjust prices in the meantime to account for current challenges and maintain healthy profitability – a good example highlighting the importance of investing in companies with pricing power amidst an inflationary environment.

Pricing power is one of the key factors we assess when considering investments for the portfolio. In recent commentaries, we have emphasized the growing importance this factor plays as inflation pressures build within the US economy. Companies that can raise prices without losing customers should perform relatively well while the cost of labor and materials are increasing rapidly. The stock prices of these ‘quality companies’ have generally performed well recently. Surprisingly, this was the first time in two years that the quality-factor was a positive driver. Given the current environment, we believe this theme is in the very early stages.

As of November 30, the portfolio traded at a healthy average discount-to-PMV of 20%. Portfolio activity has been elevated of late, including five new additions to the portfolio over the past six months as well as a significant amount of adding and trimming within existing holdings. We are confident in the portfolio’s ability in aiming to execute in the uncertain environment ahead.

Thank you for your confidence in Reinhart Partners.

Sincerely,

Matt Martinek, CFA
Portfolio Manager, Reinhart Partners Inc.

Reinhart Genesis PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. There can be no guarantee that any strategy will be successful. Principal loss is possible. Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell 2500 Index: an unmanaged equity index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.

•	Russell 2500 Value Index: an unmanaged equity index which measures the performance of smid-cap companies classified by Russell as ‘value’. An investment cannot be made directly in an index.

•	Private Market Value (PMV): the estimated price per share of a stock that a corporate buyer or private equity firm would be willing to pay to buyout and control the entire company.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Genesis PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-774-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2021

	1-Year	3-Year	Since Inception(1)
Investor Class	25.17%	10.06%	8.59%
Advisor Class	25.59%	10.32%	8.90%
Russell 2500 Index(2)	23.14%	16.03%	12.45%
Russell 2500 Value Index(3)	29.91%	11.87%	8.87%

(1)	Inception date of the Fund was June 1, 2018.
(2)
The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. This index cannot be invested in directly.

(3)
The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. This index cannot be invested in directly.

The following is expense information for the Reinhart Genesis PMV Fund as disclosed in the Fund’s most recent prospectus dated September 28, 2021:

Investor Class Gross Expense Ratio – 1.49%	Net Expense Ratio – 1.20%
Advisor Class Gross Expense Ratio – 1.27%	Net Expense Ratio – 0.95%

Reinhart Genesis PMV Fund

Reinhart Partners, Inc. (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Investor Class and 0.95% of the average daily net assets of the Advisor Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

The actual expense ratio applicable to investors, as disclosed in the Financial Highlights for the period ended November 30, 2021, was 1.20% and 0.95% for the Investor Class and Advisor Class, respectively.

Reinhart Genesis PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2021
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2021
(% of Net Assets)

Insperity	5.2%
AMERCO	4.2%
Maxar Technologies	4.0%
Alexander & Baldwin - REIT	4.0%
Marcus & Millichap	4.0%
Wintrust Financial	3.8%
Grand Canyon Education	3.3%
Premier, Class A	3.3%
First Citizens BancShares, Class A	3.3%
First Hawaiian	3.2%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Funds

Expense Examples (Unaudited)
November 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; shareholder service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021  – November 30, 2021).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Reinhart Mid Cap PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2021)	(11/30/2021)	(6/1/2021 to 11/30/2021)
Investor Class Actual(2)	$1,000.00	$ 972.60	$6.43
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.55	$6.58

Advisor Class Actual(2)	$1,000.00	$ 973.70	$5.20
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.80	$5.32

Institutional Class Actual(2)	$1,000.00	$ 974.30	$4.45
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.56	$4.56

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.30%, 1.05%, 0.90%, for the Investor Class, Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2021 of -2.74%, -2.63% and -2.57% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Funds

Expense Examples (Unaudited) – Continued
November 30, 2021

Reinhart Genesis PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2021)	(11/30/2021)	(6/1/2021 to 11/30/2021)
Investor Class Actual(2)	$1,000.00	$ 979.10	$5.95
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.05	$6.07

Advisor Class Actual(2)	$1,000.00	$ 980.70	$4.72
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.31	$4.81

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.20% and 0.95% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2021 of -2.09% and -1.93% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
November 30, 2021

Description	Shares	Value

COMMON STOCKS – 97.5%

Communication Services – 2.8%
Interpublic Group of Companies	185,010	$6,140,482

Consumer Discretionary – 6.1%
Aramark	93,753	3,131,350
eBay	54,620	3,684,665
LKQ	118,930	6,648,187
		13,464,202

Consumer Staples – 6.0%
BJ’s Wholesale Club Holdings*	113,000	7,474,950
Ingredion	62,200	5,792,686
		13,267,636

Energy – 3.2%
Baker Hughes, Class A	298,500	6,966,990

Financials – 21.0%
American Financial Group	37,000	4,943,570
BOK Financial	69,041	7,125,721
Citizens Financial Group	136,310	6,443,374
Loews	102,180	5,462,543
Northern Trust	29,160	3,373,812
Progressive	48,700	4,526,178
SEI Investments	80,000	4,770,400
Signature Bank	14,280	4,316,844
White Mountains Insurance Group	5,333	5,348,466
		46,310,908

Health Care – 9.1%
Cerner	79,890	5,628,251
Dentsply Sirona	84,691	4,127,839
Encompass Health	102,687	5,916,825
Zimmer Biomet Holdings	37,600	4,496,960
		20,169,875

Industrials – 15.8%
Allison Transmission Holdings	158,840	5,494,276
AMERCO	10,265	7,232,308
Carlisle Companies	15,170	3,416,284
Curtiss-Wright	36,000	4,529,520
General Dynamics	22,830	4,314,185
Snap-on	21,595	4,446,627
Stanley Black & Decker	31,000	5,417,560
		34,850,760

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2021

Description	Shares	Value

COMMON STOCKS – 97.5% (Continued)

Information Technology – 10.7%
Citrix Systems	54,290	$4,366,544
Cognizant Technology Solutions, Class A	76,560	5,970,149
Fidelity National Financial	90,000	4,401,900
Global Payments	45,825	5,455,008
Sensata Technologies Holding plc*	64,000	3,564,800
		23,758,401

Materials – 4.9%
FMC	67,300	6,742,787
Sealed Air	66,000	4,099,920
		10,842,707

Real Estate – 10.9%
American Campus Communities – REIT	109,000	5,639,660
Americold Realty Trust – REIT	175,220	5,719,181
Camden Property Trust – REIT	20,795	3,435,542
Ventas – REIT	101,920	4,782,086
Weyerhaeuser – REIT	122,520	4,607,977
		24,184,446

Utilities – 7.0%
Avista	110,517	4,256,010
UGI	91,250	3,764,062
Vistra	373,710	7,429,355
		15,449,427
TOTAL COMMON STOCKS
(Cost $170,070,732)		215,405,834

SHORT-TERM INVESTMENT – 2.5%
First American Treasury Obligations Fund, Class X, 0.01%^
(Cost $5,574,682)	5,574,682	5,574,682
Total Investments – 100.0%
(Cost $175,645,414)		220,980,516
Other Assets and Liabilities, Net – 0.0%		1,012
Total Net Assets – 100.0%		$220,981,528

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2021.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited)
November 30, 2021

Description	Shares	Value

COMMON STOCKS – 96.5%

Consumer Discretionary – 14.3%
Bloomin’ Brands	236,460	$4,178,248
Carter’s	26,250	2,652,037
frontdoor*	197,000	6,808,320
Gentex	106,430	3,664,385
Grand Canyon Education*	117,400	8,507,978
Hillman Solutions*	433,834	4,589,964
Thor Industries	61,180	6,467,338
		36,868,270

Financials – 24.4%
1st Source	53,860	2,491,025
Air Lease, Class A	185,980	7,548,928
Assured Guaranty	52,000	2,546,440
First American Financial	60,000	4,450,800
First Citizens BancShares, Class A	10,430	8,385,511
First Hawaiian	318,490	8,360,363
International Bancshares	110,520	4,642,945
LPL Financial Holdings	41,500	6,540,815
White Mountains Insurance Group	8,050	8,073,345
Wintrust Financial	113,100	9,899,643
		62,939,815

Health Care – 11.7%
Encompass Health	121,920	7,025,030
Lantheus Holdings*	151,000	4,043,780
Premier, Class A	226,310	8,389,312
Sotera Health*	276,000	5,889,840
Syneos Health, Class A*	48,000	4,663,680
		30,011,642

Industrials – 17.9%
AMERCO	15,443	10,880,520
EMCOR Group	36,800	4,391,712
Evo Payments, Class A*	268,000	5,705,720
GMS*	60,562	3,383,599
Insperity	115,830	13,406,164
TriNet Group *	82,000	8,224,600
		45,992,315

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2021

Description	Shares	Value

COMMON STOCKS – 96.5% (Continued)

Information Technology – 16.1%
ACI Worldwide*	254,000	$7,401,560
ASGN*	21,900	2,664,792
Change Healthcare*	323,000	6,550,440
Maxar Technologies	374,026	10,296,936
MAXIMUS	58,000	4,376,100
PAR Technology*	70,375	3,685,539
Switch, Class A	240,000	6,564,000
		41,539,367

Real Estate – 12.1%
Alexander & Baldwin – REIT	464,836	10,240,337
Marcus & Millichap*	238,060	10,200,871
Rayonier – REIT	67,414	2,546,227
Ryman Hospitality Properties – REIT	105,440	8,161,056
		31,148,491
TOTAL COMMON STOCKS
(Cost $220,660,807)		248,499,900

SHORT-TERM INVESTMENT – 3.7%
First American Treasury Obligations Fund, Class X, 0.01%^
(Cost $9,555,728)	9,555,728	9,555,728
Total Investments – 100.2%
(Cost $230,216,535)		258,055,628
Other Assets and Liabilities, Net – (0.2)%		(544,824)
Total Net Assets – 100.0%		$257,510,804

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2021.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Funds

Statements of Assets and Liabilities (Unaudited)
November 30, 2021

	Mid Cap	Genesis
	PMV Fund	PMV Fund
ASSETS:
Investments, at value	$220,980,516	$258,055,628
(Cost $175,645,414 & $230,216,535, respectively)
Dividends & interest receivable	222,824	162,018
Receivable for foreign withholding tax reclaim	1,357	—
Receivable for capital shares sold	201,916	700,748
Receivable for investment securities sold	—	22,233
Prepaid expenses	27,349	14,818
Total assets	221,433,962	258,955,445

LIABILITIES:
Payable for investment securities purchased	—	1,116,025
Payable for capital shares redeemed	133,930	31,817
Payable to investment adviser	146,348	165,473
Payable for fund administration & accounting fees	59,859	62,005
Payable for compliance fees	3,350	3,349
Payable for transfer agent fees & expenses	32,836	14,487
Payable for custody fees	5,114	5,949
Payable for trustee fees	57	55
Accrued distribution and shareholder service fees	46,020	23,065
Accrued other fees	24,920	22,416
Total liabilities	452,434	1,444,641

NET ASSETS	$220,981,528	$257,510,804

NET ASSETS CONSIST OF:
Paid-in capital	$182,941,084	$216,559,811
Total distributable earnings	38,040,444	40,950,993
Net Assets	$220,981,528	$257,510,804

Investor Class
Net Assets	$20,829,606	$17,300,764
Shares issued and outstanding(1)	1,175,111	1,319,191
Net asset value, redemption price and offering price per share	$17.73	$13.11

Advisor Class
Net Assets	$161,589,120	$240,210,040
Shares issued and outstanding(1)	9,110,015	18,217,589
Net asset value, redemption price and offering price per share	$17.74	$13.19

Institutional Class
Net Assets	$38,562,802	—
Shares issued and outstanding(1)	2,165,987	—
Net asset value, redemption price and offering price per share	$17.80	—

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Funds

Statements of Operations (Unaudited)
For the Six Months Ended November 30, 2021

	Mid Cap	Genesis
	PMV Fund	PMV Fund
INVESTMENT INCOME:
Dividend income	$2,973,010	$1,994,464
Interest income	702	593
Total investment income	2,973,712	1,995,057

EXPENSES:
Investment adviser fees (See Note 4)	1,029,386	1,197,775
Fund administration & accounting fees (See Note 4)	132,389	129,161
Transfer agent fees & expenses (See Note 4)	61,218	34,534
Federal & state registration fees	27,861	26,119
Custody fees (See Note 4)	12,412	12,848
Audit fees	8,973	8,784
Trustee fees	8,903	8,903
Postage & printing fees	7,978	6,401
Compliance fees (See Note 4)	6,682	6,682
Legal fees	4,195	4,106
Other fees	2,928	2,562
Insurance fees	1,281	1,186
Distribution & shareholder service fees (See Note 5):
Investor Class	42,219	22,361
Advisor Class	25,874	42,736
Total expenses before waiver	1,372,299	1,504,158
Less: waiver from investment adviser (See Note 4)	(174,213)	(284,021)
Net expenses	1,198,086	1,220,137

NET INVESTMENT INCOME	1,775,626	774,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,960,694	12,603,985
Net change in unrealized appreciation/depreciation on investments	(17,777,415)	(19,011,526)
Net realized and unrealized loss on investments	(7,816,721)	(6,407,541)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,041,095)	$(5,632,621)

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021
OPERATIONS:
Net investment income	$1,775,626	$1,690,974
Net realized gain on investments	9,960,694	5,830,350
Net change in unrealized appreciation/depreciation on investments	(17,777,415)	69,856,079
Net increase (decrease) in net assets resulting from operations	(6,041,095)	77,377,403

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,155,500	1,907,972
Proceeds from reinvestment of distributions	—	126,735
Payments for shares redeemed	(736,541)	(2,425,071)
Increase (decrease) in net assets from Investor Class transactions	418,959	(390,364)
Advisor Class:
Proceeds from shares sold	14,989,686	38,817,590
Proceeds from reinvestment of distributions	—	1,205,266
Payments for shares redeemed	(16,228,495)	(51,316,729)
Decrease in net assets from Advisor Class transactions	(1,238,809)	(11,293,873)
Institutional Class:
Proceeds from shares sold	2,584,728	6,190,900
Proceeds from reinvestment of distributions	—	379,903
Payments for shares redeemed	(1,441,990)	(12,451,641)
Increase (decrease) in net assets from Institutional Class transactions	1,142,738	(5,880,838)
Net increase (decrease) in net assets resulting from capital share transactions	322,888	(17,565,075)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(129,165)
Net distributions to shareholders – Advisor Class	—	(1,285,042)
Net distributions to shareholders – Institutional Class	—	(392,526)
Total distributions to shareholders	—	(1,806,733)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,718,207)	58,005,595

NET ASSETS:
Beginning of period	226,699,735	168,694,140
End of period	$220,981,528	$226,699,735

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021
OPERATIONS:
Net investment income	$774,920	$783,190
Net realized gain on investments	12,603,985	4,498,444
Net change in unrealized appreciation/depreciation on investments	(19,011,526)	48,913,743
Net increase (decrease) in net assets resulting from operations	(5,632,621)	54,195,377

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,020	1,352,760
Proceeds from reinvestment of distributions	—	8,573
Payments for shares redeemed	(669)	(10,642)
Increase in net assets from Investor Class transactions	1,351	1,350,691
Advisor Class:
Proceeds from shares sold	70,977,935	126,676,426
Proceeds from reinvestment of distributions	—	190,312
Payments for shares redeemed	(17,494,939)	(40,616,022)
Increase in net assets from Advisor Class transactions	53,482,996	86,250,716
Net increase in net assets resulting from capital share transactions	53,484,347	87,601,407

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(8,573)
Net distributions to shareholders – Advisor Class	—	(196,298)
Total distributions to shareholders	—	(204,871)

TOTAL INCREASE IN NET ASSETS	47,851,726	141,591,913

NET ASSETS:
Beginning of period	209,659,078	68,067,165
End of period	$257,510,804	$209,659,078

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
Investor Class

PER SHARE DATA:
Net asset value,
beginning of period	$18.23		$12.23	$13.76	$16.02	$15.49	$14.52

INVESTMENT OPERATIONS:
Net investment income	0.11		0.10	0.09	0.05	0.08	0.05
Net realized and unrealized
gain (loss) on investments	(0.61)		6.01	(1.54)	(1.12)	1.82	1.33
Total from
investment operations	(0.50)		6.11	(1.45)	(1.07)	1.90	1.38

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)	(0.08)	(0.02)	(0.04)	(0.05)
Net realized gains	—		—	—	(1.17)	(1.33)	(0.36)
Total distributions	—		(0.11)	(0.08)	(1.19)	(1.37)	(0.41)

Net asset value, end of period	$17.73		$18.23	$12.23	$13.76	$16.02	$15.49

TOTAL RETURN	-2.74	%(1)	50.16%	-10.67%	-5.89%	12.56%	9.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$20.8		$21.0	$14.4	$17.0	$18.1	$27.8

Ratio of expenses to
average net assets:
Before expense waiver	1.54	%(2)	1.57%	1.58%	1.52%	1.56%	1.51%
After expense waiver	1.30	%(2)	1.30%	1.30%	1.30%	1.32%	1.35%

Ratio of net investment income
to average net assets:
Before expense waiver	1.06	%(2)	0.38%	0.33%	0.18%	0.08%	0.15%
After expense waiver	1.30	%(2)	0.65%	0.61%	0.40%	0.32%	0.31%

Portfolio turnover rate	13	%(1)	38%	53%	54%	77%	62%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
Advisor Class

PER SHARE DATA:
Net asset value,
beginning of period	$18.22		$12.22	$13.75	$16.05	$15.54	$14.56

INVESTMENT OPERATIONS:
Net investment income	0.14		0.15	0.12	0.10	0.09	0.07
Net realized and unrealized
gain (loss) on investments	(0.62)		6.00	(1.53)	(1.15)	1.85	1.35
Total from
investment operations	(0.48)		6.15	(1.41)	(1.05)	1.94	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)	(0.12)	(0.08)	(0.10)	(0.08)
Net realized gains	—		—	—	(1.17)	(1.33)	(0.36)
Total distributions	—		(0.15)	(0.12)	(1.25)	(1.43)	(0.44)

Net asset value, end of period	$17.74		$18.22	$12.22	$13.75	$16.05	$15.54

TOTAL RETURN	-2.63	%(1)	50.56%	-10.41%	-5.69%	12.81%	9.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$161.6		$167.3	$123.8	$157.9	$165.5	$158.1

Ratio of expenses to
average net assets:
Before expense waiver	1.17	%(2)	1.24%	1.25%	1.22%	1.26%	1.26%
After expense waiver	1.05	%(2)	1.05%	1.05%	1.05%	1.07%	1.10%

Ratio of net investment income
to average net assets:
Before expense waiver	1.43	%(2)	0.71%	0.65%	0.48%	0.40%	0.40%
After expense waiver	1.55	%(2)	0.90%	0.86%	0.65%	0.59%	0.56%

Portfolio turnover rate	13	%(1)	38%	53%	54%	77%	62%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,					For the Period
	2021		Year Ended	Year Ended	Year Ended	Inception(1) through
	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$18.27		$12.25	$13.77	$16.06	$16.11

INVESTMENT OPERATIONS:
Net investment income	0.15		0.16	0.15	0.12	0.13
Net realized and unrealized
gain (loss) on investments	(0.62)		6.02	(1.54)	(1.15)	1.26
Total from investment operations	(0.47)		6.18	(1.39)	(1.03)	1.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)	(0.13)	(0.09)	(0.11)
Net realized gains	—		—	—	(1.17)	(1.33)
Total distributions	—		(0.16)	(0.13)	(1.26)	(1.44)

Net asset value, end of period	$17.80		$18.27	$12.25	$13.77	$16.06

TOTAL RETURN	-2.57	%(2)	50.75%	-10.28%	-5.57%	8.92	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$38.6		$38.4	$30.5	$44.9	$40.0

Ratio of expenses to average net assets:
Before expense waiver	1.14	%(3)	1.18%	1.17%	1.16%	1.19	%(3)
After expense waiver	0.90	%(3)	0.90%	0.90%	0.90%	0.90	%(3)

Ratio of net investment income
to average net assets:
Before expense waiver	1.46	%(3)	0.77%	0.73%	0.54%	0.29	%(3)
After expense waiver	1.70	%(3)	1.05%	1.01%	0.80%	0.58	%(3)

Portfolio turnover rate	13	%(2)	38%	53%	54%	77	%(2)

(1)	Inception date of the Institutional Class was September 29, 2017.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2021		Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$13.39		$8.71	$9.94	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03		0.04	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.31)		4.65	(1.20)	0.03 (1)
Total from investment operations	(0.28)		4.69	(1.18)	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)	(0.01)	(0.02)
Net realized gains	—		—	(0.04)	(0.10)
Total distributions	—		(0.01)	(0.05)	(0.12)

Net asset value, end of period	$13.11		$13.39	$8.71	$9.94

TOTAL RETURN	-2.09	%(2)	53.82%	-12.00%	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$17.3		$17.7	$10.3	$10.6

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.39	%(3)	1.49%	1.99%	3.13%
After expense reimbursement/waiver	1.20	%(3)	1.20%	1.20%	1.20%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	0.19	%(3)	0.09%	(0.60)%	(1.67)%
After expense reimbursement/waiver	0.38	%(3)	0.38%	0.19%	0.26%

Portfolio turnover rate	17	%(2)	32%	46%	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2021		Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019
Advisor Class

PER SHARE DATA:
Net asset value, beginning of period	$13.45		$8.73	$9.96	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.03		0.05	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.29)		4.69	(1.20)	0.05 (1)
Total from investment operations	(0.26)		4.74	(1.17)	0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)	(0.02)	(0.03)
Net realized gains	—		—	(0.04)	(0.10)
Total distributions	—		(0.02)	(0.06)	(0.13)

Net asset value, end of period	$13.19		$13.45	$8.73	$9.96

TOTAL RETURN	-1.93	%(2)	54.33%	-11.85%	1.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$240.2		$192.0	$57.7	$5.9

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.18	%(3)	1.27%	1.66%	2.87%
After expense reimbursement/waiver	0.95	%(3)	0.95%	0.95%	0.95%

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/waiver	0.40	%(3)	0.32%	(0.27)%	(1.35)%
After expense reimbursement/waiver	0.63	%(3)	0.64%	0.44%	0.57%

Portfolio turnover rate	17	%(2)	32%	46%	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Funds

Notes to the Financial Statements (Unaudited)
November 30, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”) and Reinhart Genesis PMV Fund (the “Genesis Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012 and the Genesis Fund commenced operations on June 1, 2018. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017.  The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended November 30, 2021, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2018, for the Mid Cap Fund and prior to May 31, 2019, for the Genesis Fund.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

distributed to shareholders on redemptions of shares as part of the dividends paid deduction.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2021:

Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$215,405,834	$—	$—	$215,405,834
Short-Term Investment	5,574,682	—	—	5,574,682
Total Investments in Securities	$220,980,516	$—	$—	$220,980,516

Genesis Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$248,499,900	$—	$—	$248,499,900
Short-Term Investment	9,555,728	—	—	9,555,728
Total Investments in Securities	$258,055,628	$—	$—	$258,055,628

Refer to the Schedule of Investments for further information on the classification of investments.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2028, for the Mid Cap Fund and September 28, 2022, for the Genesis Fund.  Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  Waived Fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	December 2021 – May 2022	$224,847
	June 2022 – May 2023	$467,366
	June 2023 – May 2024	$399,577
	June 2024 – November 2024	$174,213

Genesis Fund	December 2021 – May 2022	$103,733
	June 2022 – May 2023	$282,671
	June 2023 – May 2024	$405,777
	June 2024 – November 2024	$284,021

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2021, are disclosed in the Statements of Operations.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

5.  DISTRIBUTION & SHAREHOLDER SERVICE FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended November 30, 2021, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$26,387
Genesis Fund	$22,361

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended November 30, 2021, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$15,832	$25,874
Genesis Fund	—	42,736

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Mid Cap Fund		Genesis Fund
	Period Ended		Period Ended
	November 30, 2021	Year Ended	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021	(Unaudited)	May 31, 2021
Investor Class:
Shares sold	64,186	124,840	153	133,393
Shares issued to holders in
reinvestment of dividends	—	8,427	—	755
Shares redeemed	(40,754)	(156,096)	49	(1,199)
Net increase (decrease) in
Investor Class shares	23,432	(22,829)	104	132,949
Advisor Class:
Shares sold	825,595	2,578,342	5,230,856	11,270,675
Shares issued to holders in
reinvestment of dividends	—	80,297	—	16,954
Shares redeemed	(898,162)	(3,604,530)	(1,288,013)	(3,625,899)
Net increase (decrease) in
Advisor Class shares	(72,567)	(945,891)	3,942,843	7,661,730
Institutional Class:
Shares sold	142,476	430,668	—	—
Shares issued to holders in
reinvestment of dividends	—	25,242	—	—
Shares redeemed	(79,788)	(842,984)	—	—
Net increase (decrease) in
Institutional Class shares	62,688	(387,074)	—	—
Net increase (decrease)
in shares outstanding	13,553	(1,355,794)	3,942,947	7,794,679

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended November 30, 2021, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$—	$—	$37,389,948	$27,672,523
Genesis Fund	$—	$—	$94,049,269	$40,567,786

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2021, the Funds’ most recent fiscal year, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Mid Cap Fund	$65,455,909	$(4,510,280)	$60,945,629	$166,006,442
Genesis Fund	49,018,939	(5,239,104)	43,779,835	165,501,072

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2021, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Net	Distributable
Fund	Income	Capital Gains	Losses	Appreciation	Earnings
Mid Cap Fund	$521,110	$—	$(17,385,200)	$60,945,629	$44,081,539
Genesis Fund	664,192	2,139,587	—	43,779,835	46,583,614

As of May 31, 2021, the Mid Cap Fund had $11,042,219 in short-term and $6,342,981 in long-term capital loss carryovers. The Genesis Fund did not have any capital loss carryovers. The Mid Cap Fund utilized $4,374,861 of capital loss carry forward from the prior year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.

There were no distributions paid by the Funds for the period ended November 30, 2021.

The tax character of distributions paid during the year ended May 31, 2021, were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap Fund	$1,806,733	$—	$1,806,733
Genesis Fund	204,871	—	204,871

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, Wells Fargo Clearing Services, LLC, for the benefit of their customers, owned 28.75% of the outstanding shares of the Mid Cap Fund. Morgan Stanley Smith Barney, LLC, for the benefit of their customers, owned 35.67% of the outstanding shares of the Genesis Fund.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2021

10.  SUBSEQUENT EVENT

On December 16, 2021, the Mid Cap PMV Fund paid an ordinary income distribution of 1,885,093 or $0.20753140 per share to the Advisor Class, $165,916 or $0.14122765 per share to the Investor Class, and $461,132 or $0.21188821 per share to the Institutional Class. The Genesis PMV Fund paid an ordinary income distribution of $1,577,903 or $0.08739144 per share to the Advisor Class and $76,533 or $0.05801526 per share to the Investor Class. The Genesis PMV Fund paid a short-term capital gain distribution of $2,117,739 or $0.11729 per share to the Advisor Class and $154,728 or $0.11729 per share to the Investor Class. The Genesis PMV Fund paid a long-term capital gain distribution of $7,106,315 or $0.39358 per share to the Advisor Class and 519,207 or $0.39358 per share to the Investor Class.

Reinhart Funds

Additional Information (Unaudited)
November 30, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Funds

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 2, 2022

By (Signature and Title)*  /s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    February 2, 2022

* Print the name and title of each signing officer under his or her signature.